Income tax (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Tax Credit

	Year ended December 31
	2016	2017	2018
	(in £)
U.K. corporation tax R&D credit	5,331,271	8,152,084	5,277,380

Income tax credit	5,331,271	8,152,084	5,277,380

Summary of Reconciliation to the Earnings Loss Per Income Statement

The charge for the year can be reconciled to the loss per the income statement as follows:

	Year-ended December 31,
	2016	2017	2018
	(in £)
Loss on ordinary activities before income tax	(33,721,551)	(46,951,138)	(37,306,120)
Loss on ordinary activities before tax at the U.K.’s statutory income tax rate of 19% (2017: 19.25%)	6,744,310	9,038,094	7,088,163
Expenses not deductible for tax purposes (permanent differences)	(15,116)	(14,316)	(1,069,606)
Temporary timing differences	(1,300,044)	(711,677)	(276,881)
R&D relief uplift	2,134,107	3,447,474	2,270,777
Losses (unrecognized)	(2,231,986)	(3,784,801)	(2,803,796)
Deferred income from MBG loan guarantee costs	—	177,310	68,723

Tax credit for the year	5,331,271	8,152,084	5,277,380

Summary of Deferred Tax

Deferred tax relates to the following:

	December 31,
	2016	2017	2018
	(in £)
Losses	2,778,396	6,121,400	8,603,902
Fixed assets	(9,883)	—	3,011
Other	2,210	—	2,888
Temporary differences trading	—	2,266,798	494,779

Net deferred tax asset	2,770,723	8,388,198	9,104,580